Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 44	$ 38
Net interest (income) expense	(12)	(15)
Impact of plan amendments	(19)
Administrative expenses	5	3
Benefits expense	18	26
Government pension plans expense	101	104
Defined contribution expense	109	105
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	228	235
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	1
Net interest (income) expense	9	11
Impact of plan amendments		(84)
Benefits expense	11	(72)
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$ 11	$ (72)